RiskX Funds
Supplement to the Prospectus,
Summary Prospectuses and
Statement of Additional Information
October 28, 2014
This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated September 29, 2014 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus dated September 29, 2014 relative to Net Annual Fund Operating Expenses for the Funds and the intent of FolioMetrix, the investment advisor to the Funds ("Advisor") to limit the total operating expense, including the fees and expenses of acquired mutual funds owned by the Funds as portfolio investments, effective October 28, 2014.

Rx Traditional Fixed Income Fund

For the Rx Traditional Fixed Income Fund, the table titled "Annual Fund Operating Expenses" along with the subsection and tables titled "Example:" under the section titled "Fees and Expenses of the Fund" is revised by replacing them in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rx Traditional Fixed Income Fund		Institutional Class Shares	Advisor Class Shares
Management Fees	[1]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none	1.00%
Other Expenses	[1]	0.76%	0.76%
Acquired Fund Fees and Expenses	[1][2]	0.07%	0.07%
Total Annual Fund Operating Expenses	[1]	1.28%	2.28%
Less Fee Waiver and/or Expense Limitation	[1][3]	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	[1]	1.10%	2.10%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed 1.10% to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Rx Traditional Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	112	388	685	1,529
Advisor Class Shares	313	695	1,204	2,602

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Rx Traditional Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	112	388	685	1,529
Advisor Class Shares	213	695	1,204	2,602